Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Additional Expenditures and Expected Year of Payment

The additional expenditures as of December 31, 2016 and the expected year of payment are as follows (in thousands):

	Satellite Construction and Launch Obligations	Satellite Performance Incentive Obligations	Horizons-3 Satellite LLC Contribution Obligations(1)	Operating Leases	Sublease Rental Income	Customer and Vendor Contracts	Total
2017	$482,546	$44,878	$21,700	$14,304	$(410)	$118,672	$681,690
2018	234,238	34,147	36,400	13,795	(407)	47,327	365,500
2019	121,925	32,224	4,600	13,597	(355)	41,157	213,148
2020	32,269	32,150	11,700	13,128	(263)	17,336	106,320
2021	30,682	31,354	13,300	12,954	(48)	870	89,112
2022 and thereafter	47,814	187,459	74,700	106,357	(184)	—	416,146

Total contractual commitments	$949,474	$362,212	$162,400	$174,135	$(1,667)	$225,362	$1,871,916

(1)	See Note 10(b)—Investments—Horizons-3 Satellite LLC.